Mergers and Acquisitions - Information about acquired loan portfolio subject to purchased credit impaired accounting guidance (Details 2) (Wilton Bank ("Wilton"), USD $)
In Thousands, unless otherwise specified
Nov. 05, 2013
Wilton Bank ("Wilton")
Business Acquisition [Line Items]
Contractually required principal and interest at acquisition	$ 14,528
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,412)
Expected cash flows at acquisition	13,116
Interest component of expected cash flows (accretable discount)	(1,513)
Fair value of acquired loans	$ 11,603